Financial Instruments	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Financial Instruments

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 10.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts receivable (included in current and non-current assets), equity method investments, equity securities, debt securities and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable, equity method investments and equity and debt securities by performing ongoing credit evaluations of its customers’ and investees’ financial condition and generally does not require collateral for its accounts receivable.

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The fair value of the interest rate swap agreements and the foreign currency agreements discussed in Note 18 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the interest rate swap agreements discussed in Note 18(a) and (b) equates to the amount that would be paid by the Company to cancel the agreements. As at December 31, 2015 and June 30, 2016, the fair value of these interest rate swaps in aggregate amounted to a liability of $52,117 and $54,244, respectively.

The fair market value of the forward contracts discussed in Note 18(c) determined through Level 2 of the fair value hierarchy as at December 31, 2015 and June 30, 2016, amounted to an asset of $352 and an asset of $194, respectively.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date.

	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	352	-	352	-
Interest rate swaps-liability position	(52,117)	-	(52,117)	-
Total	(51,765)	-	(51,765)	-

	June 30, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	194	-	194	-
Interest rate swaps-liability position	(54,244)	-	(54,244)	-
Total	(54,050)	-	(54,050)	-